Other Operating Expenses - Assets held for sale - Additional Information (Details) £ in Millions		12 Months Ended
	Sep. 13, 2023 GBP (£) subsidiary	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Mar. 11, 2022 subsidiary
Other Operating Expenses [Line Items]
(Reversals)/charges in respect of assets held-for-sale		£ (195)	£ 612	£ 0
Provisions utilised		222	177
Russia
Other Operating Expenses [Line Items]
Number of subsidiaries | subsidiary	2				2
Russian and Belarusian Businesses
Other Operating Expenses [Line Items]
Provisions utilised		£ 195
Proceeds from disposal	£ 425
BAT Russia | Discontinued operations
Other Operating Expenses [Line Items]
Impairment charges and associated costs			554
(Reversals)/charges in respect of assets held-for-sale			58
Provisions utilised			14
Impairment loss recognised in profit or loss	345		£ 554
BAT Russia | Discontinued operations | Cost
Other Operating Expenses [Line Items]
Net assets classified as held for sale	£ 770